Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		$ 27,910,000	$ 230,456,000
Loans, net of unearned income		16,230,166,000	15,389,074,000	$ 16,708,582,000
Real estate acquired by foreclosure		39,922,000	71,562,000
Other assets		159,753,000	205,746,000
Net gains/(losses), Loans, net of unearned income	[1]	(714,000)	(3,109,000)	(55,948,000)
Net gains/(losses), Real estate acquired by foreclosure	[2]	(3,465,000)	(4,987,000)	(9,422,000)
Net gains/(losses), Other assets	[3]	(2,087,000)	(2,021,000)	(4,478,000)
Gain (loss) on financial assets measured on non-recurring basis		(6,690,000)	(10,100,000)	(70,269,000)
Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[1]	40,531,000	62,839,000	117,064,000
Real estate acquired by foreclosure	[2]	30,430,000	45,753,000	41,767,000
Other assets	[3]	28,660,000	30,810,000	32,370,000
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0	0
Other assets		131,743,000	178,846,000
Fair Value Inputs Level2 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[1]	0	0	0
Real estate acquired by foreclosure	[2]	0	0	0
Other assets	[3]	0	0	0
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		27,910,000	230,456,000
Other assets		0	0
Fair Value Inputs Level3 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[1]	40,531,000	62,839,000	117,064,000
Real estate acquired by foreclosure	[2]	30,430,000	45,753,000	41,767,000
Other assets	[3]	28,660,000	30,810,000	32,370,000
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0	0
Other assets		28,010,000	26,900,000
Fair Value Inputs Level1 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[1]	0	0	0
Real estate acquired by foreclosure	[2]	0	0	0
Other assets	[3]	0	0	0
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		846,000	9,457,000	12,054,000
Net gains/(losses), Loans held for sale		(470,000)	139,000	(436,000)
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0	0	0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		846,000	9,457,000	12,054,000
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0	0	0
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		3,322,000	6,185,000	23,902,000
Net gains/(losses), Loans held for sale		46,000	(122,000)	15,000
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		3,322,000	6,185,000	23,902,000
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0	0	0
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		$ 0	$ 0	$ 0

[1]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represe nts the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Represents tax credit invest ments accounted for under the equity method .